UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            February 9, 2009

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  $1,440,331 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcon, Inc.                    COM              H01301102    14703   164850 SH       SOLE                    67250             97600
Alliance Data Systems Corporat COM              018581108    52884  1136550 SH       SOLE                   447750            688800
Amazon.com, Inc.               COM              023135106    30009   585202 SH       SOLE                   264900            320302
American Superconductor Corpor COM              030111108      506    31000 SH       SOLE                     2300             28700
American Tower Corporation     COM              029912201    32932  1123200 SH       SOLE                   474350            648850
Amylin Pharmaceuticals, Inc.   COM              032346108      433    39900 SH       SOLE                     2900             37000
Apple Inc.                     COM              037833100    71366   836153 SH       SOLE                   363583            472570
AspenBio Pharma, Inc.          COM              045346103      785   127200 SH       SOLE                     9000            118200
Baidu, Inc.                    COM              056752108    10629    81405 SH       SOLE                    35370             46035
Best Buy Co., Inc.             COM              086516101    12867   457750 SH       SOLE                   193600            264150
BlackRock, Inc.                COM              09247X101    68456   510296 SH       SOLE                   201950            308346
Blue Nile, Inc.                COM              09578R103    27091  1106200 SH       SOLE                   424600            681600
Celgene Corporation            COM              151020104    39217   709422 SH       SOLE                   303800            405622
Cisco Systems, Inc.            COM              17275R102    29800  1828200 SH       SOLE                   763500           1064700
Coach, Inc.                    COM              189754104    23091  1111750 SH       SOLE                   430700            681050
Cognizant Technology Solutions COM              192446102    60232  3335100 SH       SOLE                  1329500           2005600
Covance Inc.                   COM              222816100    31558   685600 SH       SOLE                   267950            417650
Data Domain, Inc.              COM              23767P109     2217   117900 SH       SOLE                     8600            109300
Energy Conversion Devices, Inc COM              292659109    20319   806000 SH       SOLE                   326000            480000
Euronet Worldwide, Inc.        COM              298736109    19453  1675500 SH       SOLE                   579700           1095800
F5 Networks, Inc.              COM              315616102    46258  2023550 SH       SOLE                   799350           1224200
First Solar, Inc.              COM              336433107    70593   511690 SH       SOLE                   207720            303970
Genentech, Inc.                COM              368710406    64894   782701 SH       SOLE                   324950            457751
Gilead Sciences, Inc.          COM              375558103    85424  1670393 SH       SOLE                   701250            969143
Google Inc.                    COM              38259P508    66204   215194 SH       SOLE                    95739            119455
Greenhill & Co., Inc.          COM              395259104    16784   240566 SH       SOLE                    99682            140884
HMS Holdings Corp.             COM              40425J101     1469    46600 SH       SOLE                     3900             42700
Hill International, Inc.       COM              431466101     1564   222100 SH       SOLE                    16500            205600
Hologic, Inc.                  COM              436440101    21531  1647380 SH       SOLE                   639380           1008000
Huron Consulting Group Inc.    COM              447462102    22917   400150 SH       SOLE                   152700            247450
IDEXX Laboratories, Inc.       COM              45168D104    19155   530900 SH       SOLE                   202900            328000
IHS Inc.                       COM              451734107     2183    58350 SH       SOLE                     4250             54100
Illumina, Inc.                 COM              452327109     1071    41100 SH       SOLE                     3000             38100
IntercontinentalExchange, Inc. COM              45865V100     7216    87530 SH       SOLE                    26500             61030
Intuitive Surgical, Inc.       COM              46120E602    20998   165352 SH       SOLE                    63800            101552
Itron, Inc.                    COM              465741106    14201   222800 SH       SOLE                    77300            145500
KB Home                        COM              48666K109     1643   120600 SH       SOLE                     8700            111900
Liberty Global, Inc.           COM              530555101      380    23886 SH       SOLE                    23886
Life Time Fitness, Inc.        COM              53217R207     9979   770550 SH       SOLE                   293700            476850
MEMC Electronic Materials, Inc COM              552715104    19875  1391820 SH       SOLE                   547100            844720
MSCI Inc.                      COM              55354G100    13162   741100 SH       SOLE                   219400            521700
NII Holdings, Inc.             COM              62913F201    29062  1598550 SH       SOLE                   647200            951350
Nordstrom, Inc.                COM              655664100    20177  1515900 SH       SOLE                   580800            935100
Omniture, Inc.                 COM              68212S109     2089   196300 SH       SOLE                    14400            181900
Ormat Technologies, Inc.       COM              686688102      717    22500 SH       SOLE                     1600             20900
Paychex, Inc.                  COM              704326107    29729  1131250 SH       SOLE                   463650            667600
Portfolio Recovery Associates, COM              73640Q105    30815   910600 SH       SOLE                   353850            556750
Psychiatric Solutions, Inc.    COM              74439H108    56654  2034250 SH       SOLE                   774700           1259550
QUALCOMM Incorporated          COM              747525103    75798  2115477 SH       SOLE                   912578           1202899
SBA Communications Corporation COM              78388J106     1949   119400 SH       SOLE                    29000             90400
SPDR Trust Series 1            COM              78462F103      311     3450 SH       SOLE                     3450
Starent Networks, Corp.        COM              85528P108     2474   207400 SH       SOLE                    14400            193000
Stifel Financial Corp.         COM              860630102     1809    39450 SH       SOLE                    16950             22500
SunPower Corporation           COM              867652109    57840  1563250 SH       SOLE                   629950            933300
United Therapeutics Corporatio COM              91307C102     6605   105600 SH       SOLE                    37500             68100
Urban Outfitters, Inc.         COM              917047102     9581   639600 SH       SOLE                   262100            377500
VistaPrint Limited             COM              G93762204    31359  1685050 SH       SOLE                   656050           1029000
eHealth, Inc.                  COM              28238P109     1347   101400 SH       SOLE                     7700             93700
lululemon athletica inc.       COM              550021109     1779   224300 SH       SOLE                    17700            206600
tw telecom inc.                COM              87311L104    24191  2856100 SH       SOLE                  1171400           1684700